NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED MAY 11, 2018

TO THE PROSPECTUS DATED OCTOBER 31, 2017

Chris J. Neuharth has announced that he will retire from Nuveen Asset Management, LLC on June 1, 2018. He will continue to act as a portfolio manager for Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund and Nuveen Short Term Bond Fund until that time.

Jeffrey J. Ebert, Wan-Chong Kung, CFA, and Jason J. O’Brien, CFA, will continue to serve as portfolio managers for Nuveen Core Bond Fund.

Douglas M. Baker, CFA, Jeffrey J. Ebert, Wan-Chong Kung, CFA, and Timothy A. Palmer, CFA, will continue to serve as portfolio managers for Nuveen Core Plus Bond Fund.

Peter L. Agrimson, CFA, Mackenzie S. Meyer and Jason J. O’Brien, CFA, will continue to serve as portfolio managers for Nuveen Short Term Bond Fund.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FINCP-0518P

NUVEEN CORE BOND FUND

NUVEEN CORE PLUS BOND FUND

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED MAY 11, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 31, 2017

Chris J. Neuharth has announced that he will retire from Nuveen Asset Management, LLC on June 1, 2018. He will continue to act as a portfolio manager for Nuveen Core Bond Fund, Nuveen Core Plus Bond Fund and Nuveen Short Term Bond Fund until that time.

Jeffrey J. Ebert, Wan-Chong Kung, CFA, and Jason J. O’Brien, CFA, will continue to serve as portfolio managers for Nuveen Core Bond Fund.

Douglas M. Baker, CFA, Jeffrey J. Ebert, Wan-Chong Kung, CFA, and Timothy A. Palmer, CFA, will continue to serve as portfolio managers for Nuveen Core Plus Bond Fund.

Peter L. Agrimson, CFA, Mackenzie S. Meyer and Jason J. O’Brien, CFA, will continue to serve as portfolio managers for Nuveen Short Term Bond Fund.

PLEASE KEEP THIS WITH YOUR FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FINCSAI-0518P